Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 157,152	$ 155,072	$ 149,079	$ 145,780	$ 142,240	$ 137,716	$ 136,198	$ 132,764	$ 607,083	$ 548,918	$ 536,793
Interest expense	37,901	35,220	31,778	30,045	29,808	29,101	28,471	29,612	134,944	116,992	116,544
Net interest income	119,251	119,852	117,301	115,735	112,432	108,615	107,727	103,152	472,139	431,926	420,249
Provision (release) for loan losses	(5,500)	1,000	(950)	0	(500)	0	(1,600)	0	(5,450)	(2,100)	(6,250)
Other operating income (including REO gain (loss), net)	12,207	12,619	12,309	6,841	16,686	13,798	10,931	12,294
Other operating expense	69,617	66,977	65,787	61,941	62,649	57,062	57,467	54,341	264,322	231,519	235,447
Income before income taxes	67,341	64,494	64,773	60,635	66,969	65,351	62,791	61,105	257,243	256,216	248,134
Income tax expense	15,826	13,100	15,502	8,965	20,865	21,239	20,721	19,859	53,393	82,684	84,085
NET INCOME	$ 51,515	$ 51,394	$ 49,271	$ 51,670	$ 46,104	$ 44,112	$ 42,070	$ 41,246	$ 203,850	$ 173,532	$ 164,049
Basic earnings per share (in dollars per share)	$ 0.62	$ 0.61	$ 0.58	$ 0.59	$ 0.53	$ 0.49	$ 0.47	$ 0.46	$ 2.40	$ 1.95	$ 1.79
Diluted earnings per share (in dollars per share)	0.62	0.61	0.57	0.59	0.52	0.49	0.47	0.46	2.40	1.94	1.78
Cash dividends per share (in dollars per share)	$ 0.18	$ 0.17	$ 0.17	$ 0.15	$ 0.15	$ 0.15	$ 0.4	$ 0.14	$ 0.67	$ 0.84	$ 0.55